Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Document Period End Date	Jul. 31, 2024
C000009521 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Research Fund
Class Name	Class A
Trading Symbol	DRFAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$75.44	0.69%

Expenses Paid, Amount	$ 75.44
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500 or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 18.66%, versus a 22.15% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+35%), Communication Services (+30%),
    and Financials (+26%)
    Weakest performing sectors - Consumer Staples (+8), Materials (+10%), and Energy (+10%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+26% vs +35%) and underweight (average weighting 25% vs 29%)
    Intel (-13%)
  Financials - underperformed the Index sector (+20% vs +26%)
    Julius Baer Group (-19%), Ping An Insurance (-35%), and AIA Group (-31%)
  Consumer Discretionary - underperformed the Index sector (+7% vs +12%) and overweight (average weighting 16% vs 10%)
    Delivery Hero (-51%) - largest individual detractor
    RH (-25%), JD.com (-34%), and Entain (-10%)
    Entain - new purchase during the period
  Individual holdings
    IAC (-24%) and Darling Ingredients (-43%)
Contributors to Performance
  Industrials - significantly outperformed the Index sector (+39% vs +18%)
    Eaton (+46%) and Schneider Electric (+37%)
    Eaton - no longer a Fund holding
  Overweight in stronger performing Financials sector - (average weighting 33% vs 13%)
    Berkshire Hathaway (+24%), Bank of New York Mellon (+48%), and Danske Bank (+38%)
  Underweight in Consumer Staples (average weighting 1% vs 6%) and Health Care (average weighting 4% vs 13%)
  Information Technology holdings
    SAP (+57%), Applied Materials (+41%), and Microsoft (+26%)
  Other individual holdings
    Amazon.com (+40%) - largest individual contributor
    Meta Platforms (+49%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index over 10 fiscal years for an investment made on July 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/24	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	18.66%	12.10%	10.85%
Davis Research Fund (Class A) — With sales charge*	13.02%	11.02%	10.31%
S&P 500 Index	22.15%	14.98%	13.14%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279.
Net Assets	$ 70,000,000.0
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 342,300
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 07/31/24 (in millions)	$70.0
Total number of portfolio holdings as of 07/31/24	62
Portfolio turnover rate for the period	13%
Total advisory fees paid for the period (in thousands)	$342.3

Holdings [Text Block]	Top Sectors as of 07/31/24 Net Assets
Financials	33.14%
Information Technology	24.99%
Consumer Discretionary	16.14%
Communication Services	6.18%
Industrials	6.13%